John Hancock Equity Funds
                             Class A, B and C Shares
   Supplement to the Prospectus dated March 1, 2006 as revised August 1, 2006

John Hancock Growth Trends Fund
-------------------------------
Effective May 1, 2007, under the "Portfolio Managers" section on page 13, the Financial Services section will be deleted and replaced with the following to reflect the retirement of James K. Schmidt from the Growth Trends Fund`s portfolio management team:

PORTFOLIO MANAGERS

FINANCIAL SERVICES
Lisa A. Welch
Joined fund team in 2000

Roger C. Hamilton
Joined fund team in 2006
Financial services portfolio managers share investment strategy and decisions.


Effective May 1, 2007, the Management Biography for James K. Schmidt on page 48 will be deleted.



EQTPS                                                           February 6, 2007

                         John Hancock Growth Trends Fund

                       Class A, Class B and Class C Shares
              Supplement to the Statement of Additional Information
                   dated March 1, 2006 as revised May 1, 2006


Effective May 1, 2007, under the "ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS" section on page 29, the "Other Accounts the Portfolio Managers are Managing." section has been deleted and replaced with the following to reflect the retirement of James K. Schmidt from the Growth Trends Fund`s portfolio management team:

Other Accounts the Portfolio Managers are Managing. The table below indicates for each portfolio manager information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of October 31, 2005. The information in the table for Mr. Norton, who recently joined the portfolio management team, is as of March 31, 2006. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

----------------------------------- -------------------------------------------------------------------------
PORTFOLIO MANAGER NAME              OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS
----------------------------------- -------------------------------------------------------------------------
Robert C. Junkin, CPA               Other Registered Investment Companies:  Two (2) funds with total net assets of approximately $806.3 million.

                                    Other Pooled Investment Vehicles:  None

                                    Other Accounts:  Seventeen (17) accounts with total net assets of approximately $10.6 million.
----------------------------------- -------------------------------------------------------------------------
Thomas P, Norton, CFA               Other Registered Investment Companies:  Six (6) funds with total net assets of approximately $1.1 billion.

                                    Other Pooled Investment Vehicles:  None

                                    Other Accounts: None.
----------------------------------- -------------------------------------------------------------------------
Lisa A. Welch                       Other Registered Investment Companies:  Five (5) funds with total net assets of approximately $5.2 billion.

                                    Other Pooled Investment Vehicles:  None

                                    Other Accounts: None.
----------------------------------- -------------------------------------------------------------------------
Roger C. Hamilton*                  Other Registered Investment Companies: Four (4) funds with total net assets of approximately $1.6 billion.

                                    Other Pooled Investment Vehicles:  None

                                    Other Accounts:  Thirty-four (34) accounts with total net assets of approximately $27 million.
----------------------------------- -------------------------------------------------------------------------

*Information for Mr. Hamilton, who recently joined the portfolio management team, is as of March 31, 2006.

Effective May 1, 2007, under the "ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS" section on page 32, the "Share Ownership by Portfolio Managers." section has been deleted and replaced with the following:

Share Ownership by Portfolio Managers. The following table indicates as of October 31, 2005 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

         A        -        $0
         B        -        $1 - $10,000
         C        -        $10,001 - $50,000
         D        -        $50,001 - $100,000
         E        -        $100,001 - $500,000
         F        -        $500,001 - $1,000,000
         G        -        More than $1 million

------------------------------------ ---------------------------------
Portfolio Manager                     Range of Beneficial Ownership
------------------------------------ ---------------------------------
Robert C. Junkin                                    A
------------------------------------ ---------------------------------
Thomas P. Norton*                                   A
------------------------------------ ---------------------------------
Lisa A. Welch                                       C
------------------------------------ ---------------------------------
Roger C. Hamilton*                                  A
------------------------------------ ---------------------------------
*Information for Mr. Norton and Mr. Hamilton, who recently joined the portfolio management team, is as of March 31, 2006.



February 6, 2007